Retirement Plans (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended								12 Months Ended								12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Equity securities [Member] Domestic [Member]	Dec. 31, 2011 Equity securities [Member] Domestic [Member]	Dec. 31, 2012 Equity securities [Member] International [Member]	Dec. 31, 2011 Equity securities [Member] International [Member]	Dec. 31, 2012 Equity securities [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2011 Equity securities [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2012 Equity securities [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2011 Equity securities [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2012 Fixed Income Funds [Member] Domestic [Member]	Dec. 31, 2011 Fixed Income Funds [Member] Domestic [Member]	Dec. 31, 2012 Fixed Income Funds [Member] International [Member]	Dec. 31, 2011 Fixed Income Funds [Member] International [Member]	Dec. 31, 2012 Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2011 Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2012 Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2011 Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2012 Balanced Funds [Member]	Dec. 31, 2011 Balanced Funds [Member]	Dec. 31, 2012 Balanced Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Balanced Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Cash and Cash Equivalents [Member]	Dec. 31, 2011 Cash and Cash Equivalents [Member]	Dec. 31, 2012 Cash and Cash Equivalents [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Cash and Cash Equivalents [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Other Funds [Member]	Dec. 31, 2011 Other Funds [Member]	Dec. 31, 2012 Other Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Other Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 1 [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 1 [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 1 [Member] Equity securities [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2011 Level 1 [Member] Equity securities [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2012 Level 1 [Member] Equity securities [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2011 Level 1 [Member] Equity securities [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2012 Level 1 [Member] Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2011 Level 1 [Member] Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2012 Level 1 [Member] Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2011 Level 1 [Member] Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2012 Level 1 [Member] Balanced Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 1 [Member] Balanced Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 1 [Member] Cash and Cash Equivalents [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 1 [Member] Cash and Cash Equivalents [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 1 [Member] Other Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 1 [Member] Other Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 2 [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 2 [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 2 [Member] Equity securities [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2011 Level 2 [Member] Equity securities [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2012 Level 2 [Member] Equity securities [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2011 Level 2 [Member] Equity securities [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2012 Level 2 [Member] Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2011 Level 2 [Member] Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2012 Level 2 [Member] Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2011 Level 2 [Member] Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2012 Level 2 [Member] Balanced Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 2 [Member] Balanced Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 2 [Member] Cash and Cash Equivalents [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 2 [Member] Cash and Cash Equivalents [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 2 [Member] Other Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 2 [Member] Other Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 3 [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 3 [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 3 [Member] Equity securities [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2011 Level 3 [Member] Equity securities [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2012 Level 3 [Member] Equity securities [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2011 Level 3 [Member] Equity securities [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2012 Level 3 [Member] Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2011 Level 3 [Member] Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2012 Level 3 [Member] Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2011 Level 3 [Member] Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2012 Level 3 [Member] Balanced Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 3 [Member] Balanced Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 3 [Member] Cash and Cash Equivalents [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 3 [Member] Cash and Cash Equivalents [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 3 [Member] Other Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 3 [Member] Other Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Level 3 [Member] Other Funds [Member] Pension Plans, Defined Benefit [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Target allocation percentage of assets	100.00%	100.00%				15.00%	15.00%	30.00%	30.00%					30.00%	30.00%	15.00%	15.00%
Total target asset allocations																						5.00%	5.00%			0.00%	0.00%			5.00%	5.00%
Fair value of plan assets			$ 2,309	$ 2,069	$ 2,052					$ 318	$ 250	$ 732	$ 644					$ 639	$ 582	$ 447	$ 406			$ 72	$ 69			$ 25	$ 12			$ 76	$ 106	$ 1,075	$ 906	$ 318	$ 250	$ 732	$ 644	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 25	$ 12	$ 0	$ 0	$ 1,158	$ 1,057	$ 0	$ 0	$ 0	$ 0	$ 639	$ 582	$ 447	$ 406	$ 72	$ 69	$ 0	$ 0	$ 0	$ 0	$ 76	$ 106	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 76	$ 106	$ 101